Financial and capital risk management - Protection program for Libor floating interest rate US denominated debt (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Euro Fixed Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 8	$ 7
Financial settlement inflows outflows	4
Derivative assets, notional amount	$ 150	150
Derivative receivable interest rate	0.85%
Derivative liabilities, notional amount	$ 150	150
Derivative payable interest rate	0.85%
Euro Fixed Rate Versus U S Fixed Rate Swap [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 4
L I B O R [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	8	$ 7
Financial settlement inflows outflows	4
L I B O R [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 4